Business Acquisition - Additional Information (Details) - CNY (¥) ¥ in Thousands						12 Months Ended
	Dec. 01, 2020	Nov. 29, 2019	Jul. 09, 2019	Jul. 01, 2019	Nov. 01, 2018	Dec. 31, 2019	Dec. 31, 2018
Shandong Zengyu
Business Acquisition [Line Items]
Percentage of equity interest acquired					100.00%
Total cash consideration for acquisition					¥ 77,000
Other 2018 Acquirees
Business Acquisition [Line Items]
Percentage of equity interest acquired							100.00%
Total consideration for acquisition							¥ 19,986
Total cash consideration for acquisition							¥ 19,266
Other 2018 Acquirees | Long belief Limited
Business Acquisition [Line Items]
Warrant issued during period, shares, purchase of assets							49,348
Beijing Xiaoze
Business Acquisition [Line Items]
Percentage of equity interest acquired				100.00%
Total cash consideration for acquisition				¥ 170,000
Xi'an Intest
Business Acquisition [Line Items]
Percentage of equity interest acquired			100.00%
Total cash consideration for acquisition			¥ 113,000
Dalian Keyuan
Business Acquisition [Line Items]
Percentage of equity interest acquired		100.00%
Total cash consideration for acquisition		¥ 171,950
Other 2019 Acquirees
Business Acquisition [Line Items]
Percentage of equity interest acquired						100.00%
Total cash consideration for acquisition						¥ 342,957
Zhengzhou Youshili
Business Acquisition [Line Items]
Percentage of equity interest acquired	100.00%
Total cash consideration for acquisition	¥ 50,306